Eaton Vance

Emerging Markets Debt Opportunities Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 51.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 3.4%
City of Buenos Aires, 42.42%, (BADLAR + 3.25%), 3/29/24(1)	ARS	1,932	$34,232
Provincia de Buenos Aires, 45.74%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	15,405	254,559
Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(1)	ARS	2,654	52,670
Republic of Argentina, 6.25%, 11/9/47	EUR	563	414,346
Republic of Argentina, 6.875%, 1/11/48	USD	5,211	3,474,486
Republic of Argentina, 7.625%, 4/22/46	USD	2,009	1,403,789

Total Argentina			$5,634,082

Bahrain — 5.8%
CBB International Sukuk Co. 7 SPC, 6.875%, 10/5/25(2)	USD	405	$442,953
Kingdom of Bahrain, 6.125%, 8/1/23(2)	USD	965	1,008,195
Kingdom of Bahrain, 6.75%, 9/20/29(2)	USD	2,717	2,888,511
Kingdom of Bahrain, 7.00%, 1/26/26(2)	USD	936	1,009,748
Kingdom of Bahrain, 7.00%, 10/12/28(2)	USD	4,061	4,398,185

Total Bahrain			$9,747,592

Barbados — 0.7%
Government of Barbados, 6.625%, 12/5/35(2)(4)	USD	1,110	$637,917
Government of Barbados, 7.00%, 8/4/22(2)(4)	USD	116	66,607
Government of Barbados, 7.25%, 12/15/21(2)(4)	USD	684	388,991

Total Barbados			$1,093,515

Benin — 1.7%
Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	2,580	$2,872,026

Total Benin			$2,872,026

Bosnia and Herzegovina — 0.2%
Republic of Srpska, 1.50%, 10/30/23	BAM	243	$132,371
Republic of Srpska, 1.50%, 6/9/25	BAM	68	37,776
Republic of Srpska, 1.50%, 9/25/26	BAM	337	185,014

Total Bosnia and Herzegovina			$355,161

Dominican Republic — 2.4%
Dominican Republic, 10.25%, 1/11/24(2)	DOP	13,800	$283,781
Dominican Republic, 10.375%, 3/4/22(2)	DOP	21,800	440,791
Dominican Republic, 10.50%, 4/7/23(2)	DOP	116,500	2,405,591
Dominican Republic, 10.75%, 8/11/28(2)	DOP	41,500	863,597

Total Dominican Republic			$3,993,760

El Salvador — 0.8%
Republic of El Salvador, 6.375%, 1/18/27(2)	USD	869	$853,792
Republic of El Salvador, 8.25%, 4/10/32(2)	USD	296	320,790
Republic of El Salvador, 8.625%, 2/28/29(2)	USD	181	200,910

Total El Salvador			$1,375,492

Security	Principal Amount (000’s omitted)		Value
Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(2)	USD	270	$277,943

Total Ethiopia			$277,943

Fiji — 1.6%
Republic of Fiji, 6.625%, 10/2/20(2)	USD	2,649	$2,648,849

Total Fiji			$2,648,849

Georgia — 0.3%
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	592	$219,489
Georgia Treasury Bond, 7.625%, 7/13/19	GEL	849	315,131

Total Georgia			$534,620

Indonesia — 3.2%
Indonesia Government Bond, 7.50%, 5/15/38	IDR	38,210,000	$2,470,779
Indonesia Government Bond, 8.25%, 5/15/36	IDR	25,939,000	1,822,755
Indonesia Government Bond, 8.75%, 5/15/31	IDR	13,385,000	989,560

Total Indonesia			$5,283,094

Kenya — 0.8%
Republic of Kenya, 7.25%, 2/28/28(2)	USD	1,400	$1,393,217

Total Kenya			$1,393,217

Nigeria — 0.1%
Republic of Nigeria, 0.00%, 2/6/20(2)	NGN	38,190	$95,482
Republic of Nigeria, 0.00%, 2/20/20(2)	NGN	19,100	47,501

Total Nigeria			$142,983

Peru — 6.6%
Peru Government Bond, 5.20%, 9/12/23	PEN	2,919	$926,218
Peru Government Bond, 5.70%, 8/12/24	PEN	15,981	5,156,936
Peru Government Bond, 6.35%, 8/12/28	PEN	11,498	3,788,181
Peru Government Bond, 6.714%, 2/12/55	PEN	400	133,141
Peru Government Bond, 8.20%, 8/12/26	PEN	2,849	1,038,594

Total Peru			$11,043,070

Serbia — 7.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	413,040	$4,218,787
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	301,760	3,084,310
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,969,787
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	254,500	2,823,708

Total Serbia			$12,096,592

Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(2)	USD	249	$254,377

Total Seychelles			$254,377

Sri Lanka — 3.8%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	57,000	$323,505
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	102,000	565,347
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	78,020	434,899
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	76,000	421,129
Sri Lanka Government Bond, 10.20%, 7/15/23	LKR	86,000	482,645
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	15,000	82,466
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	59,000	335,868
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	22,000	125,792
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	93,000	534,408

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	84,000	$478,282
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	53,000	293,695
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	21,000	120,756
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	199,000	1,149,736
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	69,000	401,594
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	89,000	517,472

Total Sri Lanka			$6,267,594

Thailand — 1.2%
Thailand Government Bond, 1.25%, 3/12/28(2)(5)	THB	69,569	$2,051,365

Total Thailand			$2,051,365

Turkey — 1.4%
Republic of Turkey, 6.125%, 10/24/28	USD	1,900	$1,707,559
Republic of Turkey, 7.375%, 2/5/25	USD	600	594,838

Total Turkey			$2,302,397

Ukraine — 9.5%
Ukraine Government International Bond, 0.00%, 4/1/20(2)	UAH	28,143	$907,025
Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(2)(6)	USD	582	373,161
Ukraine Government International Bond, 9.75%, 11/1/28(2)	USD	3,053	3,126,547
Ukraine Government International Bond, 10.00%, 8/23/23(2)	UAH	76,751	2,336,556
Ukraine Government International Bond, 15.70%, 1/20/21(2)	UAH	69,950	2,559,868
Ukraine Government International Bond, 18.00%, 3/24/21(2)	UAH	171,952	6,508,953

Total Ukraine			$15,812,110

Total Foreign Government Bonds (identified cost $86,004,346)			$85,179,839

Foreign Corporate Bonds — 8.6%

Security	Principal Amount (000’s omitted)		Value
Belarus — 0.3%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(2)	USD	500	$522,325

Total Belarus			$522,325

Bulgaria — 0.3%
Eurohold Bulgaria AD, 6.50%, 12/7/22(2)	EUR	500	$554,200

Total Bulgaria			$554,200

Cayman Islands — 0.4%
HKN Energy, Ltd., 11.00%, 3/6/24	USD	600	$617,250

Total Cayman Islands			$617,250

China — 0.2%
CAR, Inc., 6.00%, 2/11/21(2)	USD	300	$292,769

Total China			$292,769

Colombia — 0.7%
Frontera Energy Corp., 9.70%, 6/25/23(2)	USD	1,100	$1,177,000

Total Colombia			$1,177,000

El Salvador — 0.6%
AES El Salvador Trust II, 6.75%, 3/28/23(2)	USD	1,000	$971,250

Total El Salvador			$971,250

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.2%
JSC Georgia Capital, 6.125%, 3/9/24(2)	USD	650	$617,825
Silknet JSC, 11.00%, 4/2/24(2)	USD	1,433	1,452,704

Total Georgia			$2,070,529

Honduras — 0.1%
Inversiones Atlantida SA, 8.25%, 7/28/22(2)	USD	140	$143,150

Total Honduras			$143,150

Indonesia — 0.1%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	2,720,000	$185,406

Total Indonesia			$185,406

Ireland — 0.9%
Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	1,500	$1,500,000

Total Ireland			$1,500,000

Mexico — 1.4%
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(2)	USD	1,270	$1,373,822
Grupo Kaltex SA de CV, 8.875%, 4/11/22(2)	USD	1,195	797,663
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	1,420	63,395
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	20,938

Total Mexico			$2,255,818

Nigeria — 0.5%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(2)	USD	750	$787,500

Total Nigeria			$787,500

Panama — 0.4%
Promerica Financial Corp., 9.70%, 5/14/24(2)	USD	700	$738,500

Total Panama			$738,500

Peru — 0.6%
Alicorp SAA, 6.875%, 4/17/27(2)	PEN	3,140	$967,450

Total Peru			$967,450

Spain — 0.3%
Atento Luxco 1 SA, 6.125%, 8/10/22(2)	USD	492	$498,293

Total Spain			$498,293

United Kingdom — 0.6%
Petra Diamonds US Treasury PLC, 7.25%, 5/1/22(2)	USD	980	$957,950

Total United Kingdom			$957,950

Total Foreign Corporate Bonds (identified cost $14,164,053)			$14,239,390

Sovereign Loans — 4.6%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.3%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(1)(4)(7)		$880	$482,064

Total Barbados			$482,064

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.56%, (6 mo. USD LIBOR + 3.75%), Maturing August 2, 2021(1)(7)		$111	$106,980

Total Ethiopia			$106,980

Kenya — 1.7%
Government of Kenya, Term Loan, 9.36%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(1)		$2,825	$2,839,108

Total Kenya			$2,839,108

Macedonia — 0.6%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(1)(7)		$1,000	$1,143,002

Total Macedonia			$1,143,002

Nigeria — 0.6%
Bank of Industry Limited, Term Loan, 8.61%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(1)(7)		$990	$990,378

Total Nigeria			$990,378

Tanzania — 1.3%
Government of the United Republic of Tanzania, Term Loan, 8.09%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(1)		$1,400	$1,415,512
Government of the United Republic of Tanzania, Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(1)		725	738,142

Total Tanzania			$2,153,654

Total Sovereign Loans (identified cost $7,981,095)			$7,715,186

Senior Floating-Rate Loans — 1.3%

Security	Principal Amount (000’s omitted)		Value
Turkey — 1.3%
Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), Maturing October 6, 2019(1)(8)	EUR	1,000	$1,118,688
Yapi ve Kredi Bankasi AS, Term Loan, 1.90%, (6 mo. EURIBOR + 1.90%), Maturing November 1, 2019 (1)(8)	EUR	1,000	1,100,866

Total Turkey			$2,219,554

Total Senior Floating-Rate Loans (identified cost $2,203,536)			$2,219,554

Short-Term Investments — 30.7%

Foreign Government Securities — 21.3%

Security	Principal Amount (000’s omitted)		Value
Egypt — 11.8%
Egypt Treasury Bill, 0.00%, 5/14/19	EGP	22,975	$1,330,088
Egypt Treasury Bill, 0.00%, 6/4/19	EGP	6,475	373,641
Egypt Treasury Bill, 0.00%, 6/18/19	EGP	3,300	187,224
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	50,825	2,846,614
Egypt Treasury Bill, 0.00%, 7/30/19	EGP	6,775	378,246
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	39,725	2,210,869
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	2,225	124,178
Egypt Treasury Bill, 0.00%, 9/17/19	EGP	35,525	1,958,402
Egypt Treasury Bill, 0.00%, 10/1/19	EGP	25,875	1,417,787
Egypt Treasury Bill, 0.00%, 10/8/19	EGP	37,525	2,049,936
Egypt Treasury Bill, 0.00%, 10/15/19	EGP	48,750	2,655,152
Egypt Treasury Bill, 0.00%, 10/22/19	EGP	30,000	1,629,065
Egypt Treasury Bill, 0.00%, 4/14/20	EGP	14,325	725,045
Egypt Treasury Bill, 0.00%, 4/28/20	EGP	37,125	1,849,169

Total Egypt			$19,735,416

Georgia — 1.6%
Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	385	$142,329
Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	220	81,331
Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	230	85,028
Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	370	136,784
Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	151	55,638
Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	310	114,602
Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	300	110,906
Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	150	55,453
Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	210	77,634
Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	450	166,358
Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	590	218,256
Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	420	155,370
Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	243	89,871
Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	161	59,519
Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	210	77,634
Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	210	77,634
Georgia Treasury Bill, 0.00%, 5/16/19	GEL	400	147,482
Georgia Treasury Bill, 0.00%, 6/13/19	GEL	570	209,130
Georgia Treasury Bill, 0.00%, 7/4/19	GEL	425	155,357
Georgia Treasury Bill, 0.00%, 7/18/19	GEL	990	361,324

Total Georgia			$2,577,640

Nigeria — 7.9%
Nigeria OMO Bill, 0.00%, 6/6/19	NGN	987,640	$2,706,051

Security	Principal Amount (000’s omitted)		Value
Nigeria OMO Bill, 0.00%, 8/29/19	NGN	404,580	$1,077,100
Nigeria OMO Bill, 0.00%, 9/12/19	NGN	594,960	1,570,855
Nigeria OMO Bill, 0.00%, 9/19/19	NGN	783,410	2,062,972
Nigeria OMO Bill, 0.00%, 9/26/19	NGN	280,124	735,709
Nigeria OMO Bill, 0.00%, 10/10/19	NGN	386,090	1,008,843
Nigeria OMO Bill, 0.00%, 2/20/20	NGN	57,290	142,478
Nigeria OMO Bill, 0.00%, 3/5/20	NGN	879,620	2,176,606
Nigeria Treasury Bill, 0.00%, 10/3/19	NGN	100,679	263,720
Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	572,860	1,420,895

Total Nigeria			$13,165,229

Total Foreign Government Securities (identified cost $35,056,931)			$35,478,285

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 5/2/19	USD	400	$399,974
U.S. Treasury Bill, 0.00%, 5/23/19	USD	2,450	2,446,501

Total U.S. Treasury Obligations (identified cost $2,846,475)			$2,846,475

Other — 7.7%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.54%(9)		12,795,089	$12,795,089

Total Other (identified cost $12,794,982)			$12,795,089

Total Short-Term Investments (identified cost $50,698,388)			$51,119,849

Total Investments — 96.3% (identified cost $161,051,418)			$160,473,818

Other Assets, Less Liabilities — 3.7%			$6,177,982

Net Assets — 100.0%			$166,651,800

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $55,455,595 or 33.3% of the Fund’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $317,954 or 0.2% of the Fund’s net assets.

(4)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Security converts to floating rate after the indicated fixed-rate coupon period.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2019 was $244,622.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	20,183,231	USD	5,090,605	5/3/19	$56,734
BRL	1,750,000	USD	451,613	5/3/19	(5,310)
USD	551,415	BRL	2,200,974	5/3/19	(9,900)
EUR	725,000	USD	808,951	5/6/19	4,424
USD	438,207	IDR	6,231,000,000	5/6/19	1,033
PHP	16,200,000	USD	309,278	5/8/19	1,807
PHP	15,500,000	USD	296,878	5/8/19	765
EUR	367,000	USD	415,705	5/9/19	(3,860)
USD	773,239	IDR	11,084,380,283	5/20/19	(3,715)
MXN	5,500,000	USD	282,059	6/3/19	6,612
USD	351,303	MXN	6,850,232	6/3/19	(8,236)
USD	704,067	MXN	13,728,964	6/3/19	(16,505)
COP	49,783,000	USD	15,764	6/19/19	(403)
COP	1,080,000,000	USD	344,388	6/19/19	(11,144)
COP	15,153,472,000	USD	4,766,142	6/19/19	(90,407)
USD	7,115,807	PEN	23,524,858	6/25/19	17,977
USD	3,630,461	PEN	11,990,687	6/25/19	12,677
USD	8,153,656	EUR	7,151,257	6/27/19	94,409
PEN	11,341,750	USD	3,428,582	7/12/19	(9,054)
USD	3,288,996	PEN	10,880,000	7/12/19	8,686
USD	1,238,547	PEN	4,139,968	7/12/19	(9,650)
COP	775,104,000	USD	245,694	7/17/19	(6,839)
USD	2,160,835	EUR	1,911,550	7/18/19	2,749
USD	126,748	EUR	111,111	7/18/19	1,306
USD	1,013,925	EUR	896,953	7/18/19	1,290
USD	1,110,310	EUR	963,760	8/15/19	19,729
USD	1,737,461	EUR	1,544,946	8/30/19	(12,914)
USD	2,865,921	EUR	2,548,369	8/30/19	(21,301)
USD	818,748	EUR	725,000	9/27/19	(4,529)

					$16,431

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	279,846	USD	312,476	UBS AG	5/2/19	$1,399	$—
EUR	276,694	USD	308,957	UBS AG	5/2/19	1,384	—
EUR	556,540	USD	626,426	UBS AG	5/2/19	—	(2,211)
TRY	300,834	USD	53,434	BNP Paribas	5/2/19	—	(3,047)
TRY	940,138	USD	164,633	BNP Paribas	5/2/19	—	(7,168)
TRY	4,070,000	USD	713,384	Goldman Sachs International	5/2/19	—	(31,695)
TRY	96,329	USD	16,575	Standard Chartered Bank	5/2/19	—	(441)
TRY	7,644,248	USD	1,315,317	Standard Chartered Bank	5/2/19	—	(34,972)
USD	324,426	EUR	279,846	UBS AG	5/2/19	10,551	—
USD	313,616	EUR	276,694	UBS AG	5/2/19	3,276	—
USD	621,433	EUR	556,540	UBS AG	5/2/19	—	(2,783)
USD	1,381,495	TRY	8,028,859	Standard Chartered Bank	5/2/19	36,731	—
USD	851,711	TRY	5,008,058	Standard Chartered Bank	5/2/19	12,904	—
USD	2,581	TRY	14,632	Standard Chartered Bank	5/2/19	131	—
BRL	19,732,257	USD	5,001,459	Standard Chartered Bank	5/3/19	30,868	—
TRY	455,000	USD	79,580	Standard Chartered Bank	5/3/19	—	(3,417)
TRY	3,151,000	USD	548,768	Standard Chartered Bank	5/3/19	—	(21,317)
USD	4,954,954	BRL	19,732,257	Standard Chartered Bank	5/3/19	—	(77,373)
USD	612,692	TRY	3,606,000	Standard Chartered Bank	5/3/19	9,079	—
IDR	8,028,000,000	USD	564,954	Societe Generale	5/6/19	—	(1,701)
USD	835,302	EUR	725,000	Citibank, N.A.	5/6/19	21,927	—
USD	127,176	IDR	1,797,000,000	JPMorgan Chase Bank, N.A.	5/6/19	1,097	—
PHP	6,530,000	USD	124,097	Bank of America, N.A.	5/8/19	1,297	—
PHP	6,078,000	USD	115,442	Bank of America, N.A.	5/8/19	1,273	—
PHP	11,838,000	USD	224,907	Goldman Sachs International	5/8/19	2,415	—
PHP	5,919,000	USD	112,636	Goldman Sachs International	5/8/19	1,026	—
PHP	11,838,000	USD	224,907	Standard Chartered Bank	5/8/19	2,415	—
PHP	5,919,000	USD	112,448	Standard Chartered Bank	5/8/19	1,213	—
PHP	5,919,000	USD	112,454	Standard Chartered Bank	5/8/19	1,207	—
PHP	5,919,000	USD	112,636	Standard Chartered Bank	5/8/19	1,026	—
USD	579,260	EUR	500,000	Standard Chartered Bank	5/9/19	18,164	—
USD	422,165	EUR	364,400	Standard Chartered Bank	5/9/19	13,238	—
USD	244,982	EUR	211,461	Standard Chartered Bank	5/9/19	7,682	—
USD	516,587	EUR	454,900	Standard Chartered Bank	5/9/19	6,102	—
USD	626,847	EUR	556,540	UBS AG	5/10/19	2,247	—
ARS	17,684,759	USD	395,942	Goldman Sachs International	5/13/19	—	(2,718)
ARS	26,695,000	USD	610,450	Goldman Sachs International	5/13/19	—	(16,882)
PHP	12,726,000	USD	242,909	Bank of America, N.A.	5/13/19	1,638	—
PHP	13,005,000	USD	247,974	BNP Paribas	5/13/19	1,934	—
PHP	13,395,000	USD	255,703	Goldman Sachs International	5/13/19	1,700	—
PHP	6,254,000	USD	119,215	Goldman Sachs International	5/13/19	964	—
PHP	6,254,000	USD	119,260	Goldman Sachs International	5/13/19	919	—
PHP	7,963,000	USD	151,995	JPMorgan Chase Bank, N.A.	5/13/19	1,025	—
PHP	12,829,000	USD	244,339	UBS AG	5/13/19	2,187	—
PHP	6,414,000	USD	122,300	UBS AG	5/13/19	954	—
THB	9,700,000	USD	302,936	Standard Chartered Bank	5/13/19	967	—
THB	213,500,000	USD	6,694,942	Standard Chartered Bank	5/13/19	—	(5,946)
USD	733,802	THB	23,396,719	Standard Chartered Bank	5/13/19	778	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	1,009,224,000	USD	270,569	Standard Chartered Bank	5/14/19	$—	$(2,529)
UGX	993,103,000	USD	256,285	Standard Chartered Bank	5/20/19	7,181	—
USD	563,448	IDR	8,028,000,000	Societe Generale	5/20/19	729	—
THB	18,013,000	USD	564,742	Standard Chartered Bank	5/24/19	—	(251)
THB	17,172,000	USD	538,455	Standard Chartered Bank	5/24/19	—	(320)
RSD	64,390,012	EUR	540,321	JPMorgan Chase Bank, N.A.	5/28/19	4,398	—
USD	1,111,149	THB	35,440,000	Bank of America, N.A.	5/28/19	432	—
MXN	13,728,964	USD	713,868	Citigroup Global Markets	6/3/19	6,705	—
MAD	2,030,000	USD	210,636	Credit Agricole Corporate and Investment Bank	6/13/19	—	(1,307)
UGX	993,624,000	USD	257,416	Standard Chartered Bank	6/14/19	4,920	—
COP	900,000,000	USD	285,474	Bank of America, N.A.	6/19/19	—	(7,771)
UGX	982,030,000	USD	254,808	Standard Chartered Bank	7/8/19	3,031	—
MAD	1,774,000	USD	184,676	BNP Paribas	7/22/19	—	(2,794)
USD	588,876	EUR	508,665	Standard Chartered Bank	8/1/19	13,936	—
MAD	304,000	USD	30,894	BNP Paribas	9/5/19	148	—
MAD	1,481,000	USD	152,838	BNP Paribas	9/5/19	—	(1,607)
UGX	1,021,492,000	USD	266,638	Standard Chartered Bank	9/30/19	—	(5,218)
XOF	31,980,000	EUR	46,881	ICBC Standard Bank plc	10/4/19	821	—
UGX	659,887,000	USD	169,679	Standard Chartered Bank	10/15/19	—	(1,532)
UGX	1,068,170,000	USD	275,801	Standard Chartered Bank	10/15/19	—	(3,619)
UGX	1,437,760,000	USD	370,840	Standard Chartered Bank	10/31/19	—	(6,166)
XOF	53,292,000	EUR	78,141	ICBC Standard Bank plc	11/5/19	879	—
UGX	7,506,300,000	USD	1,898,887	Standard Chartered Bank	1/30/20	—	(2,914)
TRY	5,109,000	USD	1,112,151	Goldman Sachs International	2/3/20	—	(392,244)
USD	1,014,484	TRY	5,148,000	Goldman Sachs International	2/3/20	289,082	—
TRY	560,801	USD	121,702	Deutsche Bank AG	2/10/20	—	(43,030)
TRY	561,000	USD	121,877	Standard Chartered Bank	2/10/20	—	(43,177)
USD	111,144	TRY	564,000	Deutsche Bank AG	2/10/20	32,023	—
USD	111,199	TRY	564,000	Standard Chartered Bank	2/10/20	32,078	—
TRY	716,199	USD	155,577	Standard Chartered Bank	2/14/20	—	(55,360)
TRY	9,000,000	USD	1,952,701	Standard Chartered Bank	2/14/20	—	(693,334)
USD	1,923,513	TRY	9,802,300	Standard Chartered Bank	2/14/20	551,880	—
TRY	5,000,000	USD	1,018,953	Bank of America, N.A.	3/20/20	—	(334,450)
USD	980,000	TRY	5,033,770	Bank of America, N.A.	3/20/20	290,874	—
UGX	2,180,803,000	USD	542,763	Standard Chartered Bank	3/23/20	—	(396)
UGX	2,181,345,656	USD	542,763	Standard Chartered Bank	3/25/20	—	(598)
UGX	381,024,000	USD	94,570	Standard Chartered Bank	4/14/20	—	(453)
EGP	8,060,000	USD	422,100	Goldman Sachs International	4/21/20	4,516	—

						$1,445,351	$(1,810,741)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Depreciation
5/27/19	COP	9,400,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	$2,907,291	$(18,031)

						$(18,031)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	4	Short	6/17/19	$(412,781)	$(4,727)
10-Year USD Deliverable Interest Rate Swap	2	Short	6/17/19	(208,750)	(4,163)
Euro-Bobl	28	Short	6/6/19	(4,174,642)	(19,157)
U.S. 10-Year Treasury Note	12	Short	6/19/19	(1,484,063)	(15,789)

					$(43,836)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	$(19,226)	$12,387	$(6,839)
EUR	32	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(3,424)	—	(3,424)
EUR	100	Receives	6-month EURIBOR (pays semi-annually)	1.49% (pays annually)	4/18/48	(11,153)	—	(11,153)
EUR	15	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(2,372)	385	(1,987)
EUR	11	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(1,638)	—	(1,638)
EUR	38	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(4,893)	—	(4,893)
MXN	64,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/3/24	75,685	—	75,685
MXN	63,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.38% (pays monthly)	1/18/24	65,758	(5)	65,753
MXN	30,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	4/1/24	(9,668)	783	(8,885)
USD	345	Receives	3-month USD-LIBOR (pays quarterly)	2.87% (pays semi-annually)	5/16/21	(6,093)	(8)	(6,101)
USD	1,916	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	29,043	—	29,043
USD	440	Receives	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	10/20/22	3,372	(85)	3,287
USD	420	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	2/6/23	(5,682)	—	(5,682)
USD	645	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/12/23	(7,645)	—	(7,645)
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	2.66% (pays semi-annually)	2/12/23	(13,978)	(4,317)	(18,295)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	3/14/23	(10,846)	—	(10,846)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	235	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	7/10/23	$(7,049)	$—	$(7,049)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	7/11/23	(6,039)	(115)	(6,154)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.90% (pays semi-annually)	7/19/23	(6,205)	—	(6,205)
USD	345	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(11,638)	9	(11,629)
USD	271	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(8,920)	—	(8,920)
USD	265	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(8,614)	—	(8,614)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(11,147)	(38)	(11,185)
USD	244	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(7,933)	—	(7,933)
USD	430	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/27/23	(14,843)	—	(14,843)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	11/13/23	(28,777)	—	(28,777)
USD	615	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	11/23/23	(23,581)	—	(23,581)
USD	622	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	12/20/23	(16,910)	—	(16,910)
USD	390	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	12/24/23	(9,515)	—	(9,515)
USD	500	Receives	3-month USD-LIBOR (pays quarterly)	2.46% (pays semi-annually)	2/26/24	(2,999)	(1,369)	(4,368)
USD	1,207	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	6,221	—	6,221
USD	1,340	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(2,576)	—	(2,576)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	2/4/26	(12,084)	—	(12,084)
USD	1,242	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	25,144	—	25,144
USD	1,614	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	6/1/28	(67,882)	—	(67,882)
USD	693	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(38,875)	—	(38,875)
USD	386	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(20,961)	191	(20,770)
USD	283	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(15,474)	—	(15,474)
USD	1,076	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(84,995)	—	(84,995)
USD	2,244	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(168,623)	—	(168,623)
USD	267	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(7,328)	57	(7,271)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	247	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	$(7,477)	$—	$(7,477)
USD	233	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(7,240)	—	(7,240)
USD	278	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(8,638)	—	(8,638)
USD	470	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	3/6/29	(10,257)	—	(10,257)
USD	166	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	3/7/29	(3,796)	—	(3,796)
USD	185	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(3,540)	—	(3,540)
USD	179	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(3,415)	—	(3,415)
USD	2,000	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/12/29	863	—	863
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(9)	—	(9)
USD	101	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	(4,571)	—	(4,571)
USD	105	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	(4,490)	—	(4,490)
USD	27	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(2,507)	186	(2,321)
USD	32	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	(2,339)	—	(2,339)
USD	2,011	Receives	3-month USD-LIBOR (pays quarterly)	3.33% (pays semi-annually)	11/13/48	(282,147)	—	(282,147)

Total						$(813,926)	$8,061	$(805,865)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	3/19/24	$(7,731)
Bank of America, N.A.	THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.81% (pays semi-annually)	1/15/23	(7,382)
Deutsche Bank AG	THB	23,680	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	10,731
JPMorgan Chase Bank, N.A.	THB	37,650	Pays	6-month THB Fixing Rate (pays semi-annually)	1.92% (pays semi-annually)	2/28/24	(2,052)

Total							$(6,434)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Argentina	$530	5.00% (pays quarterly)(1)	6/20/20	15.77%	$(56,536)	$69,782	$13,246

Total	$530				$(56,536)	$69,782	$13,246

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	6/20/22	1.38%	$(6,159)	$33,862	$27,703

Total		$600				$(6,159)	$33,862	$27,703

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,130,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

OMO	-	Open Markets Operation

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

COP	-	Colombian Peso

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

XOF	-	West African CFA Franc

At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$—	$(6,159)
Credit	Credit Default Swaps (Centrally Cleared)	—	(56,536)

Total		$—	$(62,695)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,445,351	$(1,810,741)
Foreign Exchange	Forward Foreign Currency Exchange Contracts (Centrally Cleared)	230,198	(213,767)

Total		$1,675,549	$(2,024,508)

Interest Rate	Futures Contracts	$—	$(43,836)
Interest Rate	Interest Rate Swaps	10,731	(17,165)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	206,086	(1,020,012)
Interest Rate	Non-deliverable Bond Forward Contracts	—	(18,031)

Total		$216,817	$(1,099,044)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$85,179,839	$—	$85,179,839
Foreign Corporate Bonds	—	14,239,390	—	14,239,390
Sovereign Loans	—	7,715,186	—	7,715,186
Senior Floating-Rate Loans	—	—	2,219,554	2,219,554
Short-Term Investments —
Foreign Government Securities	—	35,478,285	—	35,478,285
U.S. Treasury Obligations	—	2,846,475	—	2,846,475
Other	—	12,795,089	—	12,795,089
Total Investments	$—	$158,254,264	$2,219,554	$160,473,818
Forward Foreign Currency Exchange Contracts	$—	$1,675,549	$—	$1,675,549
Swap Contracts	—	216,817	—	216,817
Total	$—	$160,146,630	$2,219,554	$162,366,184

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,024,508)	$—	$(2,024,508)
Non-deliverable Bond Forward Contracts	—	(18,031)	—	(18,031)
Futures Contracts	(43,836)	—	—	(43,836)
Swap Contracts	—	(1,099,872)	—	(1,099,872)
Total	$(43,836)	$(3,142,411)	$—	$(3,186,247)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.